Submission	May 23, 2025
Submission [Line Items]
Central Index Key	0001517228
Registrant Name	COMMSCOPE HOLDING COMPANY, INC.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES